SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement dated October 11, 2011
to the Class A Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in fees and expenses principal investment strategies, principal risks and portfolio management of the Multi-Strategy Alternative Fund.

Change in Fees and Expenses

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Strategy Alternative Fund, the "Annual Fund Operating Expenses" table and its footnotes are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses*
Dividend and interest expense on securities sold short	0.05%
Remainder of other expenses	0.69%
Total Other Expenses	0.74%
Acquired Funds Fees and Expenses (AFFE)	1.37%†
Total Annual Fund Operating Expenses	3.61%

*  Other expenses have been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Multi-Strategy Alternative Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years
Multi-Strategy Alternative Fund—Class A Shares	$364	$1,106

There are no other changes to the fees and expenses for the Multi-Strategy Alternative Fund.

Change in the Principal Investment Strategies of the Multi-Strategy Alternative Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the Multi-Strategy Alternative Fund, the third paragraph is hereby deleted and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager-of-managers" model, and such Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC.

The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

There are no other changes in the principal investment strategies of the Multi-Strategy Alternative Fund.

Change in the Principal Risks of the Multi-Strategy Alternative Fund

Under the heading "Principal Risks," in the Fund Summary for the Multi-Strategy Alternative Fund, the paragraphs related to "Directional or Tactical Strategies Risk" and "Short Sales" are each hereby deleted and replaced with the following:

Directional or Tactical Strategies Risk—Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund's judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Short Sales—A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short

(also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities.

In addition, under the sub-section entitled "More Information About Principal Risks," under the section entitled "More Information About Risks," the final sentence to the paragraph with the heading "Short Sales" is hereby deleted and replaced with the following:

To the extent that a Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

There are no other changes to the principal risks of the Multi-Strategy Alternative Fund.

Change in Sub-Advisers for the Multi-Strategy Alternative Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Multi-Strategy Alternative Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Turner Investment Partners Inc	Christopher E. Baggini, CFA	Since 2011	Senior Portfolio Manager/Global Equity Analyst, Principal

	Matthew Glaser	Since 2011	Chief of Investment Strategies, Executive Managing Director, Principal

	David J. Honold, Jr., CFA	Since 2011	Portfolio Manager/Global Security Analyst, Principal

	Vijay Shankaran, MD, Ph.D.	Since 2011	Senior Portfolio Manager/Global Security Analyst, Principal

In addition, under the heading "Multi-Strategy Alternative Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Tuner Investment Partners Inc: Turner Investment Partners Inc (Turner), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals at Turner manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Turner. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Security Analyst and Principal, earned an M.B.A. in Finance from New York University and a B.S. in Economics from Fairfield University. Mr. Baggini joined Turner in 2010 and has twenty-five years of industry experience. Matthew Glaser, Chief of Investment Strategies, Executive Managing Director and Principal, earned an M.B.A. from Columbia University and a B.A. from Wesleyan University. Mr. Glaser joined Turner in 2007 and has nineteen years of industry experience. Donald J. Honold, Jr., CFA, Portfolio Manager/Global Security Analyst and Principal, received his B.A. with a concentration in Economics from the College of Holy Cross. Mr. Honold joined Turner in 2005 and has thirteen years of industry experience. Vijay Shankaran, M.D., Ph.D., Senior Portfolio Manager/Global Security Analyst and Principal, earned his MD and Ph.D. in Immunology from the Washington University School of Medicine, an M.B.A. from the Wharton School of Business at the University of Pennsylvania and an A.B. in Chemistry from Dartmouth College. Dr. Shankaran joined Turner in 2006 and has eleven years of industry experience.

There are no other changes in the portfolio management of the Multi-Strategy Alternative Fund.

Change in Fee Waiver Disclosure

Under the sub-section entitled "Information About Fee Waivers," under the Section entitled "Investment Adviser and Sub-Advisers," the first sentence of the first paragraph is hereby deleted and replaced with the following:

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level.

In addition, under the same sub-section, the last line in the table with respect to the Multi-Strategy Alternative Fund's Total Annual Fund Operating Expenses and the notes below the table are hereby deleted and replaced with the following:

Fund Name—Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund***	3.61%	2.00	%**	0.63%	0.63%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

**  Includes 0.05% of dividend and interest expense on securities sold short.

***  Expenses are based on estimated amounts for the current fiscal year.

There are no other changes to the fee waiver disclosure.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-745 (10/11)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement dated October 11, 2011
to the Statement of Additional Information ("SAI") dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the principal risks section and in the principal investment strategies and portfolio management of the Multi-Strategy Alternative Fund.

Change in Investment Policies of the Multi-Strategy Alternative Fund

Under the heading "Multi-Strategy Alternative Fund," under the section entitled "Investment Objectives and Policies," the fifth paragraph is hereby deleted and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager-of-managers" model, and such Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC.

There are no other changes to the investment objectives and policies of the Multi-Strategy Alternative Fund.

Change in Description of Permitted Investments and Risk Factors

Under the sub-section "Short Sales," under the section entitled "Description of Permitted Investments and Risk Factors," the following sentence is hereby added as the final sentence of the first paragraph:

Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

In addition, the final paragraph of that sub-section is hereby deleted and replaced with the following:

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or maintain in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act.

There are no other changes to the description of permitted investments and risk factors.

Change in Sub-Adviser for the Multi-Strategy Alternative Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

TURNER INVESTMENT PARTNERS INC—Turner Investment Partners Inc ("Turner") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Turner, a Pennsylvania Sub-Chapter S Corporation, was founded in 1990 by Robert E. Turner, Mark D. Turner and Christopher K. McHugh and is an independent, 100% employee-owned investment management firm headquartered in the suburbs of Philadelphia, Pennsylvania, with offices in London and Singapore. Turner has an active controlling interest in one investment management subsidiary, Turner Investment Management LLC, which was established in 2002, and has two wholly-owned marketing subsidiaries, Turner International, Ltd. and Turner Investments Pte. Turner is affiliated with and serves as advisor and administrator to the Turner Funds, a family of mutual funds.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added the appropriate alphabetical order thereof:

TURNER

Compensation.  SIMC pays Turner a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Turner and SIMC. Turner pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended June 30, 2011.

Turner's compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stock recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional's bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual's level of experience. Finally, all of Turner's investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of Turner's investment strategies. Each employee has the opportunity to become an equity owner, which Turner believes is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of the firm.

Ownership of Fund Shares.  As of June 30, 2011, Turner's portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts.  As of June 30, 2011, in addition to the Multi-Strategy Alternative Fund, Turner's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Christopher E. Baggini, CFA	3	$686	1		$1	0	$0
	0	$0	1	*	$1	0	$0
Matthew Glaser	2	$526	1		$1	0	$0
	0	$0	1	*	$1	0	$0
David J. Honold, Jr., CFA	1	$526	1		$1	0	$0
	0	$0	1	*	$1	0	$0
Vijay Shankaran, MD, PhD	2	$570	2		$2	0	$0
	0	$0	2	*	$2	0	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts, including the Multi-Strategy Alternative Fund, where not all accounts are able to participate in a desired IPO or other limited opportunity relating to the use of soft dollars and other brokerage practices, relating to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

There are no other changes in the portfolio management of the Multi-Strategy Alternative Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-747 (10/11)